CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 263,148	$ 1,164,483	$ 64,789
Accounts receivable	55,587	44,313	0
Inventory	30,593	25,314	0
Prepaid expenses	92,684	72,985	0
Total current assets	442,012	1,307,095	64,789
Right to use operating leases, net	3,619,403	3,886,866	310,361
Construction in progress	608,240	1,984,701	417,082
Fixed assets, net of accumulated depreciation	5,701,433	3,476,164	6,282
Total Assets	10,371,088	10,654,826	798,514
Current liabilities
Accounts payable and accrued liabilities	5,004,635	3,976,064	1,069,331
Accrued interest	39,371	7,657	137,522
Derivative liabilities	26,771	0	807,682
Lease liability - operating leases, current	276,639	161,838	8,905
Notes Payable, net of discounts	1,488,321	588,432	0
SBA Loan Payable	460,406	460,406	460,406
Other current liabilities	169,422	169,422	95,256
Preferred stock dividends payable	274,861	195,169	9,967
Total current liabilities	7,740,426	5,558,988	3,028,640
Lease Liability- operating leases, non-current	3,870,321	3,972,964	312,099
Total Liabilities	11,610,747	9,531,952	3,340,739
Commitments and contingencies
Common stock subscribed	128,015	132,163	0
Common stock, Value	2,197,570	2,133,332	1,553,812
Additional paid-in capital	25,517,634	24,295,063	10,340,821
Accumulated deficit	(29,123,526)	(25,478,332)	(14,437,168)
Total stockholders' equity (deficit)	(1,239,659)	1,122,874	(2,542,225)
Current liabilities
Convertible notes payable, net of discount		0	317,405
Convertible note payable, in default		0	122,166
Total liabilities and stockholders' equity (deficit)	10,371,088	10,654,826	798,514
Series A Preferred Stock [Member]
Current liabilities
Preferred stock, Value	0	0	48
Series C Preferred Stock [Member]
Current liabilities
Preferred stock, Value	9,406	9,406	0
Series D Preferred Stock [Member]
Current liabilities
Preferred stock, Value	31,000	31,000	0
Series X Preferred Stock [Member]
Current liabilities
Preferred stock, Value	$ 242	$ 242	$ 262